FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities re-measured and disclosed at fair value on a recurring basis

	Asset (Liability)	Level 2	Level 3	Valuation Technique
December 31, 2014:
Contingent consideration	$(11,691)	$—	$(11,691)	C
December 31, 2013:
Redeemable common shares	$(53,370)	$—	$(53,370)	A, C
Contingent consideration	(1,300)	—	(1,300)	C
Interest rate swap contract	(16)	(16)	—	C

Schedule of a roll forward of the Level 3 measurements

	Redeemable Common Shares	Contingent Consideration Liabilities
Balance as of January 1, 2012	$(41,849)	$—
Change in fair value	(6,566)	—
Redemptions	29,393	—

Balance as of December 31, 2012	(19,022)	—
Change in fair value	(34,348)	—
AHF acquisition	—	(1,300)

Balance as of December 31, 2013	(53,370)	(1,300)
MedPro acquisition	—	(4,270)
Change in fair value	9,073	(6,121)
Stock redemptions	5,674	—
Removal of redemption features	7,116	—
Conversion of redeemable common shares	31,507	—

Balance as of December 31, 2014	$—	$(11,691)

Schedule of assets and liabilities re-measured and disclosed at fair value on a nonrecurring basis
	Asset (Liability)	Level 3	Gain (Loss)	Valuation Technique
December 31, 2014:
Investment in non-consolidated entity	$—	$—	$(4,869)	C
December 31, 2013:
Assets held for sale	$300	$300	$(932)	C